Note 7 - Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid expenses and other current assets	$ 0	$ 131
Taxes recoverable	12	0
Total	$ 12	$ 131